SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information Tables Abstract
Net sales by country
IN MILLIONS OF USD	2018	2017	2016
US	1,523.9	1,420.9	1,359.1
Canada	356.0	339.9	291.0
Total	1,879.9	1,760.8	1,650.1

Non-current assets by country
IN MILLIONS OF USD	31.12.2018	31.12.2017
US	511.2	558.8
Canada	375.9	416.8
Total	887.1	975.6